Note 7 - Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
	At December 31
	2025	2024
Cash	$21,197	$4,912
Restricted cash	144	144
	$21,341	$5,056